Segment reporting (Details) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenues	$ 4,700,000	$ 2,800,000	$ 2,800,000	$ 11,900,000	$ 10,800,000
Non-current assets	562,000,000.0			562,000,000.0		$ 265,400,000
CANADA
Disclosure of geographical areas [line items]
Revenues	100,000	400,000		1,000,000.0	3,200,000
Non-current assets	55,600,000			55,600,000		38,100,000
United States
Disclosure of geographical areas [line items]
Revenues	4,300,000	2,400,000		10,600,000	7,600,000
Non-current assets	453,300,000			453,300,000		213,000,000.0
Germany
Disclosure of geographical areas [line items]
Revenues	0	0		0	0
Non-current assets	30,700,000			30,700,000		11,600,000
Other
Disclosure of geographical areas [line items]
Revenues	300,000		$ 0	300,000	0
Non-current assets	1,500,000			1,500,000		1,700,000
NORWAY
Disclosure of geographical areas [line items]
Revenues	0	0		0	0
Non-current assets	11,900,000			11,900,000		900,000
FRANCE
Disclosure of geographical areas [line items]
Revenues	0	$ 0		0	$ 0
Non-current assets	$ 9,000,000.0			$ 9,000,000.0		$ 100,000